Accrued Expenses Payable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses [abstract]
Current portion of provision for maintenance	$ 4.6	$ 4.5
Accrual expense settlement period	12 months